Schedule of Investments
March 31, 2020 (unaudited)
Camelot Event Driven Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 66.37%

Apparel & Textile Products - 1.80%
VF Corp.			7,500	405,600

Automotive - 0.04%
Exide Technologies (9) (13)			5,926	8,296

Biological Products (No Diagnostic Substances) - 0.26%
ADMA Biologics, Inc. (2)			20,000	57,600

Biotech & Pharma - 3.98%
Alexion Pharmaceuticals, Inc. (2)			10,000	897,900
Inyx, Inc. (2) (7)			167,850	252

				898,152

Chemicals - 0.75%
DuPont de Nemours, Inc.			5,000	170,500

Consumer Products - 0.02%
Altria Group, Inc.			100	3,867

Crude Petroleum & Natural Gas - 0.40%
Devon Energy Corp.			13,000	89,830

Gaming, Lodging & Restaurants - 1.94%
Guoco Group, Ltd.			10,000	143,179
Red Robin Gourmet Burgers, Inc. (2)			34,500	293,940

				437,119

Gold & Silver Ores - 0.98%
Kirkland Lake Gold, Ltd.			7,500	222,000

Hardware - 10.58%
Dell Technologies, Inc. (2)			14,500	573,475
IEC Electronics Corp. (2)			285,316	1,694,777
Medion AG (2)			8,011	121,077

				2,389,329

Healthcare Facilities & Services - 5.29%
Acadia Healthcare Co., Inc. (2)			21,000	385,350
Brookdale Senior Living, Inc. (2)			50	156
Magellan Health, Inc. (2)			6,500	312,715
McKesson Europe AG (2)			11,796	322,731
MEDNAX, Inc. (2)			15,000	174,600

				1,195,552

Holding Companies - 0.00%
Stoneleigh Partners Acquisition Corp. (9) (11) (13)			400	0

Hotels Motels - 3.13%
MGM Resorts International			60,000	708,000

Hotels, Rooming House, Camps & Other Lodging Places - 1.47%
Hilton Grand Vacations, Inc.			21,000	331,170

IT Services - 0.00%
Computer Horizons Corp. (9) (11) (13)			65,000	0

In Vitro & In Vivo Diagnostic Substances - 0.17%
Quotient, Ltd. (2)			10,000	39,500

Investment Advice - 0.73%
KKR & Co., Inc. (2)			7,000	164,290

Media - 3.76%
30DC, Inc. (2) (7) (10)			50,000	235
Axel Springer SE (2)			10,399	626,381
Clear Channel Outdoor Holdings, Inc. (2)			11,249	7,199
iHeartMedia, Inc. (2)			4,610	33,699
Scout24 AG (2)			3,000	181,035

				848,549

Medical Equipment & Devices - 1.32%
Shockwave Medical, Inc. (2)			9,000	298,620

Metals & Mining - 0.10%
Sacre-Coeur Minerals, Ltd. (2) (9) (11)			109,444	0
Turquoise Hill Resources, Ltd. (2)			60,000	22,908

				22,908

National Commercial Banks - 0.37%
Citigroup, Inc. (2)			2,000	84,240

Oil, Gas & Coal - 7.62%
Chevron Corp.			4,000	289,840
CVR Energy, Inc.			14,000	231,420
Diamondback Energy, Inc. (2)			5,500	144,100
Dommo Energia SA (2) (7)			551	198
Hess Corp.			6,500	216,450
Marathon Petroleum Corp.			23,500	555,070
Occidental Petroleum Corp. (2)			9,056	104,868
Peabody Energy Corp. (2)			10,000	29,000
Schlumberger, Ltd.			11,000	148,390
Seadrill, Ltd. (2)			2,152	925

				1,720,261

Passenger Transportation - 0.63%
Transat A.T., Inc. (2)			23,000	143,089

Radio Telephone Communications - 0.43%
NII Holdings, Inc. (2)			44,529	96,628

Radio & TV Broadcasting & Communications Equipment - 2.58%
KVH Industries, Inc. (2)			10,200	96,186
ViaSat, Inc. (2)			6,000	215,520
Qualcomm, Inc.			4,000	270,600

				582,306

Real Estate - 2.47%
CA Immobilien Anlagen AG			16,500	558,826
Conwert Immobilien Invest SE (2) (9) (13)			45,000	0

				558,826

Real Estate Investment Trusts - 0.85%
Pebblebrook Hotel Trust			10,000	108,900
Simon Property Group, Inc. (2)			1,500	82,290

				191,190

Recreation Facilities & Services - 0.56%
Six Flags Entertainment Corp.			10,000	125,400

Restaurants - 1.59%
Bab, Inc.			479,411	359,558

Retail-Grocery Stores - 0.58%
Metro AG			15,000	130,200

Retail-Eating Places - 0.53%
Restaurant Brands International, Inc. (2)			3,000	120,090

Security Brokers, Dealers & Flotation Companies - 0.34%
The Goldman Sachs Group Inc.			500	77,295

Services-Business Services, Nec - 1.00%
Nielsen Holdings, Plc.			18,000	225,720

Services-Commercial Physical & Biological Research - 1.86%
ViacomCBS, Inc.			30,062	421,169

Services-Commercial Physical & Biological Research - 0.26%
Sabre Corp.			10,000	59,300

Software - 2.20%
Playtech, Plc. (2)			64,000	134,728
VMWare, Inc. Class-A (2)			3,000	363,300

				498,028

Utilities - 4.67%
Evergy, Inc.			17,000	935,850
Innogy SE (2)			2,500	118,897

				1,054,747

Waste & Environmental Services & Equipment - 0.01%
Strategic Environmental & Energy Resources, Inc. (2) (9) (10) (13)			43,000	3,212

Wholesale-Lumber & Other Construction Materials - 1.10%
Beacon Roofing Supply, Inc. (2)			15,000	248,100

Total Common Stock			(Cost $ 23,630,118)	14,990,241

Escrow Shares - 0.01%

Exide Technologies (9) (11) (13)			1,777	1,777
Petrocorp., Inc. (9) (11) (13)			200	0

Total Corporate Bonds			(Cost $ 1,687)	1,777

Asset-Backed Securities - 0.60%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 2.582% (1 Month LIBOR USD + 0.79%), 6/25/2030 (4) (7)			5,262	3,870
Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3, 2.497% (1 Month LIBOR USD + 0.71%), 2/25/2035 (4) (7)			128,312	103,678
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 2.112% (1 Month LIBOR USD + 0.32%), 6/25/2047 (4) (7)			649,319	22,464
Countrywide Home Equity Loan Trust Series 2005-A Class 2A, 1.97975% (1 Month LIBOR USD + 0.24%), 4/15/2035 (4) (7)			6,711	6,173
Countrywide Alternative Loan Series 07-0A7 Class A3, 0.5017% (1 Month LIBOR USD + 0.30%) 5/25/2047 (4) (7) (9) (13)			960,000	0

Total Asset-Backed Securities			(Cost $ 142,942)	136,185

Rights - 0.00%

Corium International, Inc. Exp. 3/31/2019 0.50/share (3)			12,000	0

Total Rights			(Cost $ 0)	0

Convertible Bonds - 1.70%

Banking - 1.70%
BNP Paribas Fortis SA (France) 1.679% (3 Month EURIBOR + 2.000%), Perpetual (2) (4) (7) (12)			500,000	383,315

Total Rights			(Cost $ 563,163)	383,315

Corporate Bonds - 0.00%

Automotive - 2.05%
Exide Technologies 11.00%, 4/30/2022 (7) (10) (11)			546,810	448,384
Exide Technologies 7.25%, 4/30/2027 (7) (10)			101,663	15,249

				463,633

Engineering & Construction Services - 0.41%
Astaldi SpA ADR 7.125%, 12/01/2020 (7) (10)			1,000,000	93,166

Financial Services - 0.04%
Hellas Telecommunication Luxembourg II SCA (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 1/15/2015(4) (7) (9) (10) (11) (13)			5,000	6,250
Lehman Brothers Holdings, Inc. 7.27%, (1 Month LIBOR USD + 2.00%) 7/08/2014 (4) (7)			130,000	1,300
Lehman Brothers Holdings, Inc. 0.00%, 2/17/2015 (4) (7)			110,000	1,155
Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020 (4) (7)			100,000	1,000

				9,705

Media - 0.29%
iHeart Communications, Inc., 6.375%, 5/01/2026 (7)			26,067	24,666
iHeart Communications, Inc., 8.375%, 5/01/2027 (7)			47,247	41,134

				65,800

Oil, Gas & Coal - 0.26%
OGX Austria GMBH 8.50%, 6/01/2018 (4) (7) (9) (11) (13)			3,500	35
Seadrill New Finance Private Placement Series 144A (United Kingdom) 12.00%, 7/15/2025 (7) (10)			119,086	57,757

				57,792

Radio Telephone Communications - 2.64%
Digicel Group Ltd., 9.125%, 4/01/2024 (7) (10)			507,159	63,395
Intelsat Jackson Holdings SA (Luxembourg) 8.125%, 6/01/2023			1,000,000	205,000
Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 8/01/2023			500,000	327,500

				595,895

Retail - 0.71%
The Neiman Marcus Group, LLC., 7.125%, 6/01/2028 (7)			500,000	160,000

Venture Capital - 0.00%
Infinity Capital Group, 7.00%, 12/31/2049 (4) (9) (10) (11) (13)			25,000	0

Total Corporate Bonds			(Cost $ 3,071,687)	1,445,991

Mortgate-Backed Securities - 0.28%

GNR Government National Mortgage Series 2019-108 Class NI 4.00%, 8/20/2049 (7) (8)			533,865	38,883
GSR Mortgage Loan Trust Series 2005-5F Class B2 5.73101%, 6/25/2035 (7) (8)			838,734	24,230

Total Mortgage-Backed Securities			(Cost $ 614,330)	63,113

Municipal Bonds - 0.08%

Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 (2) (4)			10,000	7,000
Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 (2) (4)			10,000	6,713
Puerto Rico Electric Power Authority Series CCC 4.50%, 7/01/2023 (2) (4)			30,000	21,075
Puerto Rico Electric Power Authority Series CCC 4.80%, 7/01/2027 (2) (4)			25,000	17,563
Puerto Rico Electric Power Authority Series CCC 4.80%, 7/01/2028 (2) (4)			250,000	175,625
Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 (2) (4)			75,000	51,469
Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 (2) (4)			30,000	20,588
Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 (2) (4)			55,000	38,913
Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2023 (2) (4)			15,000	10,613
Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2024 (2) (4)			10,000	7,075
Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2025 (2) (4)			25,000	17,688
Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 (2) (4)			15,000	10,519
Puerto Rico Electric Power Authority Series ZZ 4.75%, 7/01/2027 (2) (4)			75,000	52,688
Puerto Rico Public Buildings Authority Series U 5.00%, 7/01/2018 (2) (4)			50,000	27,500
Puerto Rico Public Buildings Authority Series C 5.75%, 7/01/2019 (2) (4)			40,000	22,000
Puerto Rico Public Buildings Authority Series D 5.25%, 7/01/2036 (2) (4)			50,000	27,500
Puerto Rico Public Buildings Authority Series N 5.50%, 7/01/2027 (2) (4)			55,000	30,250
Puerto Rico Public Buildings Authority Series N 5.00%, 7/01/2037 (2) (4)			410,000	225,500
Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2024 (2)			1,000	856
Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2027 (2)			1,000	761
Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2029 (2)			1,000	692
Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2046 (2)			1,000	236
Puerto Rico Sales Tax Financing Corp. Series A-1 0.00%, 7/01/2051 (2)			1,000	176
Puerto Rico Sales Tax Financing Corp. Series A-2 4.75%, 7/01/2053 (2)			1,000	737
University of Puerto Rico Series P 5.00%, 6/01/2020 (6)			20,000	19,975

Total Municipal Bonds			(Cost $ 720,087)	793,712

Preferred Stocks - 2.84%

Government Agencies - 2.66%
Federal Home Loan Mortgage Corp. Series B 0.00%, Perpetual (2) (6)			6,500	52,000
Federal Home Loan Mortgage Corp. Series F 0.00%, Perpetual (2) (6)			4,500	42,300
Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual (2) (6)			4,440	41,736
Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual (2) (6)			1,000	8,240
Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual (2) (6) (7)			25,000	196,250
Federal Home Loan Mortgage Corp. Series V 5.57%, Perpetual (2) (6)			8,300	38,512
Federal Home Loan Mortgage Corp. Series W 5.66%, Perpetual (2) (6) (7)			2,674	12,434
Federal Home Loan Mortgage Corp. Series X 6.02%, Perpetual (2) (6)			10,000	58,800
Federal National Mortgage Corp. Series H 5.81%, Perpetual (2) (6)			5,500	54,890
Federal National Mortgage Corp. Series I 5.375%, Perpetual (2) (6)			700	9,800
Federal National Mortgage Corp. Series M 4.75%, Perpetual (2) (6)			9,500	81,890
Federal National Mortgage Corp. Series N 5.50%, Perpetual (2) (6)			360	3,600

				600,452

Insurance - 0.18%
MBIA Insurance Corp. 4.707%, Perpetual (2) (9) (10) (11) (13)			10	40,000

Oil, Gas & Coal - 0.00%
Seadrill Corp.			155,336	0

Total Preferred Stocks			(Cost $ 1,344,028)	640,452

Structured Note - 3.47%

Financial Services - 0.00%
Lehman Brothers Holdings, Inc. 7.00%, 1/28/2020 (2) (4) (7)			100,000	1,000
Lehman Brothers Holdings, Inc. 8.25%, 9/23/2020 (2) (4) (7)			100,000	1,000
Lehman Brothers Holdings, Inc. 0.00%, 2/14/2023 (2) (4) (7)			200,000	2,000
Twin Reefs Pass-Through Trust 0.00%, (1 Month LIBOR USD + 2.00%) Perpetual (2) (9) (10) (11) (13)			1,000,000	780,000

Total Structured Note			(Cost $ 485,000)	784,000

Warrants - 0.06%

Insurance - 0.00%
FGL Holdings (Bermuda) Exp. 12/2022 (Notional Value $55,860)			5,700	12,825

Total Warrants			(Cost $ 9,132)	12,825

Money Market Registered Investment Companies - 8.63% (2)

Collateral Huntington Conservative Deposit Account 1.51% (5)			54,377	54,377
Huntington Conservative Deposit Account, 0.00% (5)			1,895,381	1,895,381

Total Money Market Registered Investment Companies			(Cost $ 1,949,78)	1,949,758

Total Investments - 100.74%			(Cost $ 32,531,933)	22,754,048

Liabilities in Excess of Other Assets - (0.74%)				(166,888)

Total Net Assets - 100.00%				22,587,160

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
Occidental Petroleum Corp., Strike $40.00	125	1/21/2020	144,750	22,750
Pfizer, Inc., Strike $40.00	200	1/21/2020	652,800	27,600
Phillips 66, Strike $100.00	100	1/21/2020	536,500	26,000
Procter & Gamble Co., Strike $135.00	40	1/21/2020	440,000	19,200
Intelsat S.A., Strike $15.00	800	6/19/2020	122,400	16,000
Molson Coors Beverage Co., Strike $20.00	60	1/15/2021	234,060	117,900
Qep Resources, Inc., Strike $8.00	1200	1/15/2021	39,600	12,000
The Bank of New York Mellon Corp., Strike $20.00	250	1/15/2021	842,000	354,375
ViacomCBS, Inc., Strike $27.00	100	6/18/2021	140,100	12,000
Alerian MLP ETF, Strike $8.00	600	1/21/2022	206,400	10,200
Anheuser-Busch InBev SA/NV, Strike $ 65.00	50	1/21/2022	220,600	20,000
AT&T, Inc., Strike $40.00	200	1/21/2022	583,000	16,000
BP, Plc. Strike $20.00	300	1/21/2022	731,700	216,000
Chevron Corp., Strike $120.00	100	1/21/2022	724,600	19,000
Communication Services Select Sector SPDR Fund, Strike $60.00	100	1/21/2022	442,400	12,500
Consumer Discretionary Select Sector SPDR Fund, Strike $135.00	40	1/21/2022	392,320	10,100
Energy Select Sector SPDR Fund, Strike $60.00	250	1/21/2022	726,500	22,250
Energy Transfer LP, Strike $10.00	250	1/21/2022	115,000	19,250
Energy Transfer LP, Strike $12.00	300	1/21/2022	138,000	21,000
Exxon Mobil Corp., Strike $70.00	250	1/21/2022	949,250	29,500
FedEx Corp., Strike $150.00	50	1/21/2022	606,300	58,550
Health Care Select Sector SPDR Fund, Strike $105.00	40	1/21/2022	354,320	17,300
Johnson & Johnson, Strike $155.00	40	1/21/2022	524,520	24,000
Schlumberger Ltd., Strike $35.00	150	1/21/2022	202,350	18,975
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $10.00	100	1/21/2022	329,000	17,800
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $15.00	250	1/21/2022	822,500	23,500
Sysco Corp., Strike $70.00	100	1/21/2022	456,300	41,000
Twitter, Inc., Strike $15.00	250	1/21/2022	614,000	312,500

	6295		12,291,270	1,517,250

Put Options
Qiagen NV, Strike $30.00	120	5/15/2020	499,200	15,900
Invesco CurrencyShares Euro Currency Trust, Strike $101.00	217	6/19/2020	2,263,310	19,530

	337		2,762,510	35,430

Call Options Written
Hess Corp., Strike $62.50	65	4/17/2020	216,450	(5,590)
ViaSat, Inc., Strike $65.00	30	4/17/2020	107,760	(300)
Altria Group, Inc., Strike $40.00	1	6/19/2020	3,867	(265)
Acadia Healthcare Company, Inc., Strike $35.00	70	6/19/2020	128,450	(14,700)
Invesco CurrencyShares Euro Currency Trust, Strike $101.00	217	6/19/2020	2,263,310	(87,885)
Magellan Health, Inc., Strike $80.00	65	6/19/2020	312,715	(7,800)
Red Robin Gourmet Burgers, Inc., Strike $30.00	120	6/19/2020	102,240	(7,200)
Red Robin Gourmet Burgers, Inc., Strike $35.00	125	6/19/2020	106,500	(6,875)
Six Flags Entertainment Corp., Strike $40.00	100	6/19/2020	125,400	(500)
Twitter, Inc., Strike $40.00	150	6/19/2020	368,100	(1,950)
ViacomCBS, Inc., Strike $40.00	150	6/19/2020	210,150	(750)
VMware, Inc., Strike $160.00	60	6/19/2020	726,600	(14,100)
Beacon Roofing Supply, Inc., Strike $35.00	150	7/17/2020	248,100	(9,000)
Kirkland Lake Gold Ltd., Strike $40.00	75	7/17/2020	222,000	(13,500)
MEDNAX, Inc., Strike $25.00	150	12/18/2020	174,600	(25,500)
Marathon Petroleum Corp., Strike $70.00	205	1/15/2021	484,210	(3,485)

	1733		5,800,452	(199,400)

Put Options Written
Qiagen NV, Strike $25.00	120	5/15/2020	499,200	(40,800)
Kirkland Lake Gold, Ltd., Strike $35.00	100	7/17/2020	296,000	(80,000)
MEDNAX, Inc., Strike $20.00	100	8/21/2020	116,400	(95,500)

	320		911,600	(216,300)

Total Options			(Cost $ 1,303,053)	1,136,980

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$19,536,119	$-
Level 2 - Other Significant Observable Inputs			2,378,359	-
Level 3 - Significant Unobservable Inputs			839,570	-
Total			$22,754,048	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
(2) Represents non-income producing securities.
(3) Subject to written option contracts.
(4) Default Bonds
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Distressed Securities.
(7) Level 2 Security.
(8) Variable Rate Security. The coupon is based on an underlying pool of loans.
(9) Indicates a fair valued security. Total market value for fair valued securities is $907,593 representing 2.67% of net assets and Level 3 securities.

(10) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $1,904,405 representing 5.59% of net assets.

(11) Indicates an illiquid security. Total market value for illiquid securities is $1,346,446 representing 3.95% of net assets.
(12) Principal denominated in Euros.
(13) Level 3 security.